Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	108 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
C000227888_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.07%
C000227888_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	8.78%
C000218331_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.50%
C000218331_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	16.41%
C000171934_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.50%
C000171934_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			14.59%
C000171934_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.37%
C000223346_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.15%
C000223346_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	12.80%
C000218330_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.15%
C000218330_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	16.84%
C000227887_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.07%
C000227887_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	8.78%
C000215140_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.50%
C000215140_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.67%
C000223345_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.15%
C000223345_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	12.80%
C000223347_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.07%
C000223347_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	11.00%
C000218329_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.50%
C000218329_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	16.41%
C000218700_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.50%
C000218700_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.48%
C000223344_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.50%
C000223344_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	11.57%
C000171933_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.50%
C000171933_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			14.59%
C000171933_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.37%
C000171930_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.50%
C000171930_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			14.59%
C000171930_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.37%
C000171935_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.50%
C000171935_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			14.59%
C000171935_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.37%
C000171932_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.50%
C000171932_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			14.59%
C000171932_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.37%
C000209803_0_LG_BBIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Total Stock Market Index℠
C000209803_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 10,000
C000209803_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 10,689
C000209803_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 11,843
C000209803_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 16,453
C000209803_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 15,173
C000209803_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,088	$ 17,088	$ 17,088	$ 17,088	$ 17,088
C000209803_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.10%
C000209803_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			14.13%
C000209803_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.33%
C000171931_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.50%
C000171931_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			14.59%
C000171931_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.37%
C000227888_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Women's Leadership ETF
C000227888_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000227888_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,253
C000227888_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,803
C000227888_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,945	$ 9,945	$ 9,945	9,945	9,945
C000227888_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Women's Leadership Index
C000227888_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000227888_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,293
C000227888_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,844
C000227888_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,658	$ 9,658	9,658	9,658	9,658
C000227888_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000227888_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000227888_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,297
C000227888_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,540
C000227888_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,746	$ 10,746	$ 10,746	10,746	10,746
C000227888_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.82%
C000227888_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.62%
C000227888_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.09%
C000227888_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.79%
C000227888_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.28%
C000227888_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.33%
C000218331_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Blue Chip Value ETF
C000218331_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,000
C000218331_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,123
C000218331_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,459
C000218331_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,642
C000218331_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,426	15,426	$ 15,426	15,426	15,426
C000218331_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Value Index
C000218331_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,000
C000218331_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,170
C000218331_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,169
C000218331_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,967
C000218331_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,124	15,124	$ 15,124	15,124	15,124
C000218331_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
C000218331_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,000
C000218331_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,678
C000218331_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,731
C000218331_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,719
C000218331_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,496	15,496	$ 15,496	15,496	$ 15,496
C000218331_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.22%
C000218331_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	13.84%
C000218331_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.33%
C000218331_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	12.97%
C000218331_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.80%
C000218331_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.17%
C000171934_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Quality Factor ETF
C000171934_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 10,000
C000171934_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 11,613
C000171934_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 13,581
C000171934_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,551
C000171934_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,044
C000171934_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								21,820
C000171934_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,776
C000171934_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						22,948
C000171934_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 27,615	27,615	27,615	27,615	$ 27,615
C000171934_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity U.S. Quality Factor Index℠
C000171934_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171934_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,648
C000171934_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,664
C000171934_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,681
C000171934_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,233
C000171934_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								22,144
C000171934_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,143
C000171934_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						23,416
C000171934_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	28,228	28,228	28,228	28,228	$ 28,228
C000171934_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
C000171934_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171934_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,635
C000171934_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,519
C000171934_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,600
C000171934_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,357
C000171934_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								22,568
C000171934_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,017
C000171934_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						23,739
C000171934_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 28,843	$ 28,843	$ 28,843	28,843	$ 28,843
C000171934_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.34%
C000171934_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.67%
C000171934_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	13.74%
C000171934_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.47%
C000171934_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.67%
C000171934_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.79%
C000171934_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.55%
C000171934_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.97%
C000171934_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.06%
C000223346_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Real Estate Investment ETF
C000223346_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000223346_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,517
C000223346_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						12,307
C000223346_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,086	$ 11,086	$ 11,086	11,086	11,086
C000223346_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI US IMI Real Estate 25/50 Index
C000223346_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000223346_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,325
C000223346_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,803
C000223346_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,663	$ 10,663	10,663	10,663	10,663
C000223346_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000223346_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000223346_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,570
C000223346_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,033
C000223346_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,469	$ 12,469	$ 12,469	12,469	12,469
C000223346_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.20%
C000223346_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	5.90%
C000223346_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.47%
C000223346_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	5.93%
C000223346_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.73%
C000223346_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.87%
C000218330_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Fundamental Large Cap Core ETF
C000218330_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,000
C000218330_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,195
C000218330_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,786
C000218330_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,933
C000218330_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 18,122	18,122	$ 18,122	18,122	18,122
C000218330_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000218330_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,000
C000218330_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,645
C000218330_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,525
C000218330_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,851
C000218330_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,654	$ 15,654	$ 15,654	15,654	15,654
C000218330_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.19%
C000218330_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	22.20%
C000218330_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.46%
C000218330_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	21.42%
C000227887_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Sustainable U.S. Equity ETF
C000227887_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000227887_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,399
C000227887_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,670
C000227887_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,048	$ 11,048	11,048	11,048	11,048
C000227887_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA IMI ESG Leaders Index
C000227887_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000227887_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,375
C000227887_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,716
C000227887_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,983	$ 10,983	10,983	10,983	10,983
C000227887_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000227887_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000227887_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,297
C000227887_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,540
C000227887_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,746	$ 10,746	10,746	$ 10,746	10,746
C000227887_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.14%
C000227887_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	9.76%
C000227887_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.39%
C000227887_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.99%
C000227887_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.55%
C000227887_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.96%
C000215140_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Stocks for Inflation ETF
C000215140_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,000
C000215140_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									9,812
C000215140_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,930
C000215140_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,580
C000215140_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,635
C000215140_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 18,380	18,380	18,380	$ 18,380	18,380
C000215140_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Stocks for Inflation Factor Index℠
C000215140_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,000
C000215140_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									9,844
C000215140_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,016
C000215140_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,712
C000215140_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,821
C000215140_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	18,629	18,629	18,629	$ 18,629	18,629
C000215140_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000215140_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,000
C000215140_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,850
C000215140_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								14,969
C000215140_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,941
C000215140_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						15,746
C000215140_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 19,132	$ 19,132	19,132	$ 19,132	19,132
C000215140_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.59%
C000215140_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	13.70%
C000215140_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.56%
C000215140_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.64%
C000215140_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.69%
C000215140_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.03%
C000223345_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Magellan℠ ETF
C000223345_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000223345_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,565
C000223345_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,466
C000223345_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,221	$ 11,221	11,221	11,221	11,221
C000223345_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000223345_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000223345_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,570
C000223345_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,033
C000223345_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,469	$ 12,469	12,469	12,469	12,469
C000223345_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	32.40%
C000223345_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	12.00%
C000223345_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	32.45%
C000223345_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	11.70%
C000223347_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Fundamental Small-Mid Cap ETF
C000223347_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000223347_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,436
C000223347_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,534
C000223347_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,484	$ 11,484	11,484	11,484	11,484
C000223347_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
C000223347_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000223347_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,827
C000223347_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,607
C000223347_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,380	$ 10,380	10,380	10,380	10,380
C000223347_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000223347_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000223347_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,395
C000223347_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,557
C000223347_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,893	$ 11,893	$ 11,893	11,893	11,893
C000223347_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.70%
C000223347_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	9.54%
C000223347_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.03%
C000223347_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	8.92%
C000223347_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.06%
C000223347_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.69%
C000218329_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Blue Chip Growth ETF
C000218329_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,000
C000218329_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,368
C000218329_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							16,387
C000218329_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						12,467
C000218329_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,639	15,639	$ 15,639	15,639	15,639
C000218329_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
C000218329_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,000
C000218329_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,108
C000218329_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							15,182
C000218329_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,371
C000218329_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,685	15,685	$ 15,685	15,685	15,685
C000218329_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
C000218329_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,000
C000218329_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,678
C000218329_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,731
C000218329_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,719
C000218329_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,496	15,496	$ 15,496	15,496	15,496
C000218329_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	31.18%
C000218329_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	18.83%
C000218329_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	31.23%
C000218329_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	18.93%
C000218329_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.94%
C000218329_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	17.98%
C000218700_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® U.S. Multifactor ETF
C000218700_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,000
C000218700_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,994
C000218700_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,651
C000218700_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,015
C000218700_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,303	17,303	$ 17,303	17,303	17,303
C000218700_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity U.S. Multifactor Index℠
C000218700_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,000
C000218700_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,032
C000218700_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,726
C000218700_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,143
C000218700_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	17,465	17,465	$ 17,465	17,465	17,465
C000218700_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
C000218700_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,000
C000218700_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,219
C000218700_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,310
C000218700_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,904
C000218700_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,894	$ 16,894	$ 16,894	16,894	16,894
C000218700_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.46%
C000218700_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	15.19%
C000218700_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.66%
C000218700_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.64%
C000218700_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.49%
C000218700_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.47%
C000223344_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Fundamental Large Cap Growth ETF
C000223344_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000223344_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,582
C000223344_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						7,245
C000223344_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 8,970	$ 8,970	8,970	8,970	8,970
C000223344_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
C000223344_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000223344_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,336
C000223344_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,984
C000223344_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,712	$ 11,712	11,712	11,712	11,712
C000223344_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
C000223344_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000223344_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,471
C000223344_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,683
C000223344_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,066	$ 12,066	12,066	12,066	$ 12,066
C000223344_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.10%
C000223344_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.06%
C000223344_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.29%
C000223344_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.36%
C000223344_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.94%
C000223344_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	12.02%
C000171933_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Momentum Factor ETF
C000171933_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171933_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,408
C000171933_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,543
C000171933_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,614
C000171933_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,231
C000171933_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								20,708
C000171933_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,217
C000171933_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,950
C000171933_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 27,012	27,012	27,012	27,012	$ 27,012
C000171933_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity U.S. Momentum Factor Index℠
C000171933_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171933_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,443
C000171933_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,633
C000171933_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,749
C000171933_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,427
C000171933_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								21,025
C000171933_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,571
C000171933_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						21,399
C000171933_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	27,651	27,651	27,651	27,651	$ 27,651
C000171933_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
C000171933_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171933_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,635
C000171933_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,519
C000171933_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,600
C000171933_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,357
C000171933_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								22,568
C000171933_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,017
C000171933_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						23,739
C000171933_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 28,843	28,843	$ 28,843	28,843	$ 28,843
C000171933_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	28.94%
C000171933_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.07%
C000171933_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	13.43%
C000171933_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.08%
C000171933_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.02%
C000171933_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.53%
C000171933_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.22%
C000171933_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.39%
C000171933_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.76%
C000171930_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® High Dividend ETF
C000171930_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171930_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,961
C000171930_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,739
C000171930_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,269
C000171930_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,667
C000171930_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								18,040
C000171930_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,839
C000171930_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						21,140
C000171930_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 25,581	25,581	$ 25,581	25,581	$ 25,581
C000171930_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity High Dividend Index℠
C000171930_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171930_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,996
C000171930_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,826
C000171930_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,410
C000171930_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,818
C000171930_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								18,315
C000171930_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,188
C000171930_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						21,596
C000171930_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	26,186	26,186	26,186	26,186	$ 26,186
C000171930_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
C000171930_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171930_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,635
C000171930_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,519
C000171930_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,600
C000171930_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,357
C000171930_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								22,568
C000171930_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,017
C000171930_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						23,739
C000171930_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 28,843	28,843	$ 28,843	28,843	$ 28,843
C000171930_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.01%
C000171930_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			14.03%
C000171930_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	12.65%
C000171930_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.32%
C000171930_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			14.01%
C000171930_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	12.78%
C000171930_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.25%
C000171930_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			14.32%
C000171930_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	12.98%
C000171935_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Value Factor ETF
C000171935_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171935_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,866
C000171935_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,777
C000171935_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,322
C000171935_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,769
C000171935_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								21,055
C000171935_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,241
C000171935_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						22,736
C000171935_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 26,698	26,698	$ 26,698	26,698	$ 26,698
C000171935_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity U.S. Value Factor Index℠
C000171935_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171935_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,901
C000171935_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,865
C000171935_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,454
C000171935_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,942
C000171935_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								21,371
C000171935_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,600
C000171935_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						23,204
C000171935_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	27,287	27,287	27,287	27,287	$ 27,287
C000171935_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
C000171935_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171935_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,635
C000171935_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,519
C000171935_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,600
C000171935_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,357
C000171935_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								22,568
C000171935_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,017
C000171935_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						23,739
C000171935_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 28,843	28,843	$ 28,843	28,843	$ 28,843
C000171935_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.43%
C000171935_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.27%
C000171935_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	13.26%
C000171935_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.56%
C000171935_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.24%
C000171935_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.35%
C000171935_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.60%
C000171935_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.55%
C000171935_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.57%
C000171932_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Low Volatility Factor ETF
C000171932_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171932_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,295
C000171932_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,203
C000171932_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										15,077
C000171932_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,176
C000171932_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								20,851
C000171932_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,618
C000171932_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						22,465
C000171932_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 26,124	26,124	$ 26,124	26,124	$ 26,124
C000171932_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity U.S. Low Volatility Factor Index℠
C000171932_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171932_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,330
C000171932_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,289
C000171932_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										15,181
C000171932_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,329
C000171932_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								21,107
C000171932_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,933
C000171932_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						22,873
C000171932_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	26,642	26,642	26,642	26,642	$ 26,642
C000171932_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
C000171932_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171932_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,635
C000171932_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,519
C000171932_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,600
C000171932_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,357
C000171932_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								22,568
C000171932_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,017
C000171932_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						23,739
C000171932_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 28,843	28,843	$ 28,843	$ 28,843	$ 28,843
C000171932_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.29%
C000171932_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.62%
C000171932_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	12.95%
C000171932_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.31%
C000171932_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.62%
C000171932_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.09%
C000171932_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.48%
C000171932_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.91%
C000171932_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.23%
C000209803_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Small-Mid Multifactor ETF
C000209803_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,000
C000209803_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,335
C000209803_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								9,829
C000209803_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,174
C000209803_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,841
C000209803_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,937	14,937	$ 14,937	$ 14,937	14,937
C000209803_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Small-Mid Multifactor Index℠
C000209803_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,000
C000209803_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,350
C000209803_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								9,866
C000209803_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,281
C000209803_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,993
C000209803_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,144	15,144	15,144	$ 15,144	15,144
C000209803_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Completion Total Stock Market Index℠
C000209803_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,000
C000209803_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,374
C000209803_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,905
C000209803_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							16,466
C000209803_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						12,868
C000209803_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,212	14,212	$ 14,212	$ 14,212	$ 14,212
C000209803_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.10%
C000209803_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.47%
C000209803_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	11.19%
C000209803_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.39%
C000209803_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.49%
C000209803_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	11.20%
C000209803_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.37%
C000209803_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.80%
C000209803_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	11.52%
C000209803_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.96%
C000209803_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.51%
C000209803_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.46%
C000171931_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Dividend ETF for Rising Rates
C000171931_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171931_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,485
C000171931_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,098
C000171931_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,896
C000171931_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,154
C000171931_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,471
C000171931_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,264
C000171931_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,838
C000171931_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,558	24,558	$ 24,558	24,558	$ 24,558
C000171931_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Dividend Index for Rising Rates℠
C000171931_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,000
C000171931_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,526
C000171931_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,195
C000171931_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,045
C000171931_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,341
C000171931_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,793
C000171931_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,650
C000171931_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						21,314
C000171931_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	25,156	25,156	25,156	25,156	$ 25,156
C000171931_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
C000171931_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 10,000
C000171931_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 11,635
C000171931_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 13,519
C000171931_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 14,600
C000171931_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 16,357
C000171931_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 22,568
C000171931_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 21,017
C000171931_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 23,739
C000171931_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 28,843	$ 28,843	$ 28,843	$ 28,843	$ 28,843
C000171931_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.85%
C000171931_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.06%
C000171931_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	12.06%
C000171931_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.95%
C000171931_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.03%
C000171931_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	12.11%
C000171931_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.03%
C000171931_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.36%
C000171931_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	12.41%